NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($) Segment
Number of segments | Segment	1
FDIC cash uninsured amount | $	$ 250,000
Certificates Of Deposit [Member]
Interest rate	1.73%
Description of maturity date	Matures in May 2019.